Acquisition - Summary of Amounts Recognized for Assets and Liabilities Acquired (Detail) - USD ($) $ in Millions	Oct. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill		$ 1,979	$ 2,099	$ 1,923
OLSA [Member]
Business Acquisition [Line Items]
Cash	$ 17
Non-cash working capital	(52)
Fixed assets	89
Goodwill	109
Intangibles	40
Long-term debt	(21)
Other long-term liabilities	(3)
Deferred tax liabilities	(10)
Consideration paid	169
Less: Cash acquired	(17)
Net cash outflow	$ 152